Cash and cash equivalents (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CashAndCashEquivalentsLineItems [Line Items]
Additions to right-of-use assets	$ 5,174	$ 5,785
Write-offs amount of property, plant and equipment	3,343
Remeasurement of asset retirement obligation		$ 14,314
Decrease in the fair value amount	19,380
Additions in intangible assets	19,407
Credit risk [member]
CashAndCashEquivalentsLineItems [Line Items]
Amount of credit risk	$ 5,066